Intangible Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Explanation of period over which management has projected cash flows	five-year
Estimated growth rate	2.00%	2.00%
Pre-tax discount rate	10.60%	12.60%
Percentage amount by which value assigned to pre-tax discount rate increase in order for recoverable amount to be equal to carrying amount	3.60%
Percentage amount by which value assigned to long-term EBITDA margin decrease in order for recoverable amount to be equal to carrying amount	5.90%